Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and cash equivalents
20	Cash and cash equivalents

	At December 31,
	2017	2016	2015
Cash to be deposited	1,483	1,313	1,344
Cash at banks	189,283	146,726	170,675
Time deposits	29,003	63,244	11,782
Other cash equivalents	1,832	1,705	438
	221,601	212,988	184,239

The Group operates with investment grade - financial institutions.

For the purposes of the cash flow statement, cash and cash equivalents include the following:

	At December 31,
	2017	2016	2015
Cash and cash equivalents	221,601	212,988	184,239
Restricted cash (*)	-	(30,872)	(30,346)
Bank overdraft	-	-	(4)
	221,601	182,116	153,889

(*) Restricted cash balances excluded from cash and cash equivalents relate to guarantees of AA2000 (see Note 21).

The cash flow statement does not include those transactions that have not represented cash inflows or outflows implied flow of funds.